SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies [Text Block]
NOTE 2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying consolidated financial statements include the financial statements of Deyu Agriculture Corp., its subsidiaries, and those variable interest entities where the Company is the primary beneficiary.  All significant intercompany account balances and transactions have been eliminated in consolidation.  Results of operations of companies purchased are included from the dates of acquisition.

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.  The Company’s function currency is the Chinese Yuan, or Renminbi (“RMB”); however, the accompanying consolidated financial statements have been translated and presented in United States Dollars (“USD”).

On April 27, 2010, as a result of the consummation of the Share Exchange, we changed our fiscal year end from May 31 to December 31 to conform to the fiscal year end of City Zone.

Use of estimates

The preparation of the consolidated financial statements in conformity with generally accepted  accounting  principles requires management to make estimates and  assumptions  that  affect  the  reported  amounts  of  assets and liabilities and disclosure of contingent assets and liabilities at the date  of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Management makes its estimates based on historical experience and various other assumptions and information that are available and believed to be reasonable at the time the estimates are made.  Therefore, actual results could differ from those estimates under different assumptions and conditions.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, cash in bank and all highly liquid investments with original maturities of three months or less.

As a result of the financings associated with the reverse merger, we had, as of December 31, 2010, $125,560 in a trust account. The use of these funds requires the written approval of our placement agent and us. The funds in the escrow account were designated for certain expenses, such as investor relations, accounting/consulting fees, SEC fees, and stock transfer agent fees. This amount was classified as restricted cash under current assets on our balance sheet as of December 31, 2010, while the restriction has been released in 2011.

As of December 31, 2011, $1,588,840 of cash was restricted as a pledge for $1,588,840 (RMB 10,000,000) of notes payable obtained from Jinzhong City Yuci District Rural Credit Union Co., Ltd. in August 2011 and $262,159 of cash was restricted as a pledge for $ 2,121,101 (RMB 13,350,000) of bank loan obtained from China Merchants Bank at Dongzhimen branch in November 2011.

Accounts receivable

Accounts receivable are recorded at net realizable value consisting of the carrying amount less allowance for doubtful accounts, as needed.  We assess the collectability of accounts receivable based primarily upon the creditworthiness of the customer as determined by credit checks and analysis, as well as the customer’s payment history.  Management reviews the composition of accounts receivable and analyzes historical bad debts, customer concentrations, customer credit worthiness, current economic trends, and changes in customer payment patterns to evaluate the adequacy of these reserves.  As of December 31, 2011 and 2010, there were no customers with accounts receivable greater than six months past due.

Inventories

The Company's inventories are stated at lower of cost or market.  Cost is determined on moving-average basis.  Costs of inventories include purchase and related costs incurred in delivering the products to their present location and condition.  Market value is determined by reference to selling prices after the balance sheet date or to management’s estimates based on prevailing market conditions.  Management periodically evaluates the composition of its inventories at least quarterly to identify slow-moving and obsolete inventories to determine if valuation allowance is required.  As of December 31, 2011 and 2010, management had identified no slow moving or obsolete inventory. For the years ended December 31, 2011 and 2010, loss on reduction of inventory to the lower of cost or market was $56,140 and $0, respectively.

Assets held for sales

A long-lived asset to be sold shall be classified as held for sale in the period in which all of the following criteria are met: (a) Management, having the authority to approve the action, commits to a plan to sell the asset. (b) The asset is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets. (c) An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated. (d) The sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale, within one year, except as permitted by paragraph ASC 360-10-45-11. The term probable refers to a future sale that is likely to occur. (e) The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value. The price at which a long-lived asset is being marketed is indicative of whether the entity currently has the intent and ability to sell the asset. A market price that is reasonable in relation to fair value indicates that the asset is available for immediate sale, whereas a market price in excess of fair value indicates that the asset is not available for immediate sale. (f) Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

A loss shall be recognized for any initial or subsequent write-down to fair value less cost to sell. A gain shall be recognized for any subsequent increase in fair value less cost to sell, but not in excess of the cumulative loss previously recognized (for a write-down to fair value less cost to sell). The loss or gain shall adjust only the carrying amount of a long-lived asset, whether classified as held for sale individually or as part of a disposal group.

Property, plant, and equipment

Property, plant, and equipment are stated at cost less accumulated depreciation.  Expenditures for maintenance and repairs are charged to earnings as incurred; additions, renewals and betterments are capitalized.  When property, plant, and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts, and any gain or loss is included in operations.

 Depreciation is computed using the straight-line method over the estimated useful lives of the assets as follows:

Useful Life (in years)
Automobiles	5
Buildings	10-30
Office equipment	5
Machinery and equipment	5-10
Furniture & fixtures	5

Construction-in-progress

Construction-in-progress consists of amounts expended for warehouse construction.  Construction-in-progress is not depreciated until such time as the assets are completed and put into service.  Once warehouse construction is completed, the cost accumulated in construction-in-progress is transferred to property, plant, and equipment.

Long-lived assets

The Company applies the provisions of FASB ASC Topic 360 (ASC 360), "Property, Plant, and Equipment" which addresses financial accounting and reporting for the impairment or disposal of long-lived assets.  The Company periodically evaluates the carrying value of long-lived assets to be held and used in accordance with ASC 360, at least on an annual basis.  ASC 360 requires the impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amounts. In that event, a loss is recognized based on the amount by which the carrying amount exceeds the fair market value of the long-lived assets.  Loss on long-lived assets to be disposed of is determined in a similar manner, except that fair market values are reduced for the cost of disposal.

Goodwill and intangible assets

Good is calculated as the purchase premium after adjusting for the fair value of net assets acquired.  Goodwill is not amortized but is reviewed for potential impairment on an annual basis, or when events or circumstances indicate a potential impairment, at the reporting unit level.  A reporting unit, as defined under applicable accounting guidance, is a business segment or one level below a business segment.  Under applicable accounting guidance, the goodwill impairment analysis is a two-step test.  The first step of the goodwill impairment test involves comparing the fair value of each reporting unit with its carrying amount including goodwill.  If the fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired; however, if the carrying amount of the reporting unit exceeds its fair value, the second step must be performed to measure potential impairment.

The second step involves calculating an implied fair value of goodwill for each reporting unit for which the first step indicated possible impairment.  The implied fair value of goodwill is determined in the same manner as the amount of goodwill recognized in a business combination, which is the excess of the fair value of the reporting unit, as determined in the first step, over the aggregate fair values of the assets, liabilities and identifiable intangibles as if the reporting unit was being acquired in a business combination.  Measurement of the fair values of the assets and liabilities of a reporting unit is consistent with the requirements of the fair value measurements accounting guidance, which defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The adjustments to measure the assets, liabilities, and intangibles at fair value are for the purpose of measuring the implied fair value of goodwill and such adjustments are not reflected in the consolidation balance sheet.  If the implied fair value of goodwill exceeds the goodwill assigned to the reporting unit, there is no impairment.  If the goodwill assigned to a reporting unit exceeds the implied fair value of goodwill, an impairment charge is recorded for the excess.  An impairment loss recognized cannot exceed the amount of goodwill assigned to a reporting unit.  An impairment loss establishes a new basis in the goodwill and subsequent reversals of goodwill impairment losses are not permitted under applicable accounting guidance.

The goodwill in the amount of $1,103,309 recorded in the consolidated balance sheet of the VIE Group as of December 31, 2010 (see Note 3) was generated from the acquisition of Haoliangxin by Deyufarm on July 24, 2010. In 2010, goodwill was tested for impairment and it was determined that goodwill was not impaired as of December 31, 2010. Pursuant to the Termination Agreements for the VIE Group, the Company deconsolidated the VIE Group and no goodwill was presented on the consolidated balance sheets as of December 31, 2011 and 2010 of the Company after reclassification of the assets and liabilities of discontinued operations.

For intangible assets subject to amortization, an impairment loss is recognized if the carrying amount of the intangible asset is not recoverable and exceeds fair value.  The carrying amount of the intangible asset is considered not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use of the asset.

Fair value measurements

FASB ASC 820, “Fair Value Measurements” (formerly SFAS No. 157) defines fair value for certain financial and nonfinancial assets and liabilities that are recorded at fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  It requires that an entity measure its financial instruments to base fair value on exit price and maximize the use of observable units and minimize the use of unobservable inputs to determine the exit price.  It establishes a hierarchy which prioritizes the inputs to valuation techniques used to measure fair value.  This hierarchy increases the consistency and comparability of fair value measurements and related disclosures by maximizing the use of observable inputs and minimizing the use of unobservable inputs by requiring that observable inputs be used when available.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the assets or liabilities based on market data obtained from sources independent of the Company.  Unobservable inputs are inputs that reflect the Company’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The hierarchy prioritizes the inputs into three broad levels based on the reliability of the inputs as follows:

•	Level 1 – Inputs are quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Valuation of these instruments does not require a high degree of judgment as the valuations are based on quoted prices in active markets that are readily and regularly available.

•	Level 2 – Inputs other than quoted prices in active markets that are either directly or indirectly observable as of the measurement date, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3 – Valuations based on inputs that are unobservable and not corroborated by market data. The fair value for such assets and liabilities is generally determined using pricing models, discounted cash flow methodologies, or similar techniques that incorporate the assumptions a market participant would use in pricing the asset or liability.

This guidance applies to other accounting pronouncements that require or permit fair value measurements.  On February 12, 2008, the FASB finalized FASB Staff Position (FSP) No. 157-2, Effective Date of FASB Statement No. 157 (ASC 820).  This Staff Position delays the effective date of SFAS No. 157 (ASC 820) for nonfinancial assets and liabilities to fiscal years beginning after November 15, 2008 and interim periods within those fiscal years, except for those items that are recognized or disclosed at fair value in the financial statements on a recurring basis (at least annually).  The adoption of SFAS No. 157 (ASC 820) had no effect on the Company's financial position or results of operations.

 We also analyze all financial instruments with features of both liabilities and equity under ASC 480-10 (formerly SFAS 150, “Accounting for Certain Financial Instruments with Characteristics of Both Liabilities and Equity”) and ASC 815-40 (formerly EITF 00-19, “Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock”).  We have determined ASC 480-10 (formerly SFAS 150) and ASC 815-40 (formerly EITF 00-19) has no material effect on our financial position or results of operations.

Revenue recognition

The Company’s revenue recognition policies are in compliance with the SEC Staff Accounting Bulletin No. 104 (“SAB 104”).  The Company recognizes product revenue when the following fundamental criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred, (iii) our price to the customer is fixed or determinable and (iv) collection of the resulting accounts receivable is reasonably assured.  The Company recognizes revenue for product sales upon transfer of title to the customer.  Customer purchase orders and/or contracts are generally used to determine the existence of an arrangement.  Shipping documents and the completion of any customer acceptance requirements, when applicable, are used to verify product delivery or that services have been rendered.  The Company assesses whether a price is fixed or determinable based upon the payment terms associated with the transaction and whether the sales price is subject to refund or adjustment.

The Company’s revenue is recognized net of value-added tax (VAT), reductions to revenue for estimated product returns, and sales discounts based on volume achieved in the same period that the related revenue is recorded.  The estimates are based on historical sales returns, analysis of credit memo data, and other factors known at the time.  For the years ended December 31, 2011 and 2010, sales discounts from continuing operations were $70,987 and $0, respectively.

We offer a right of exchange on our grain products sold through our relationship with grocery store networks.  The consumer who purchases the product may exchange it for the same kind and quantity of product originally purchased.  In accordance with FASB ASC 605-15-25-1 and 605-15-15-2, these are not considered returns for revenue recognition purposes.  For the years ended December 31, 2011 and 2010, the returns of our product were not material.

Advertising costs

The Company expenses the cost of advertising as incurred or, as appropriate, the first time the advertising takes place.  Advertising costs from continuing operations for the year ended December 31, 2011 and 2010 were $952,472 and $83,576 respectively.

Research and development

The Company expenses its research and development costs as incurred.  Research and development costs from continuing operations for the years ended December 31, 2011 and 2010 were $98,393 and $73,860, respectively.

Stock-based compensation

In December 2004, the Financial Accounting Standard Board, or the FASB, issued the Statement of Financial Accounting Standards, or SFAS, No. 123(R), “Share-Based Payment”, which replaces SFAS No. 123 and supersedes APB Opinion No. 25.  SFAS No. 123(R) is now included in the FASB’s ASC Topic 718, “Compensation – Stock Compensation.”  Under SFAS No. 123(R), companies are required to measure the compensation costs of share-based compensation arrangements based on the grant-date fair value and recognize the costs in the financial statements over the period during which employees or independent contractors are required to provide services.  Share-based compensation arrangements include stock options and warrants, restricted share plans, performance-based awards, share appreciation rights and employee share purchase plans.  In March 2005, the SEC issued Staff Accounting Bulletin No. 107, or SAB 107, which expresses views of the staff regarding the interaction between SFAS No. 123(R) and certain SEC rules and regulations and provides the staff’s views regarding the valuation of share-based payment arrangements for public companies.  SFAS No. 123(R) permits public companies to adopt its requirements using one of two methods.  On April 14, 2005, the SEC adopted a new rule amending the compliance dates for SFAS No. 123(R).  Companies may elect to apply this statement either prospectively, or on a modified version of retrospective application under which financial statements for prior periods are adjusted on a basis consistent with the pro forma disclosures required for those periods under SFAS No. 123.

 The Company has fully adopted the provisions of FASB ASC 718 and related interpretations as provided by SAB 107.  As such, compensation cost is measured on the date of grant as the fair value of the share-based payments.  Such compensation amounts, if any, are amortized over the respective vesting periods of the option grant.

Income taxes

The Company accounts for income taxes in accordance with FASB ASC Topic 740, “Income Taxes.”  ASC 740 requires a company to use the asset and liability method of accounting for income taxes, whereby deferred tax assets are recognized for deductible temporary differences, and deferred tax liabilities are recognized for taxable temporary differences.  Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion, or all of, the deferred tax assets will not be realized.  Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Under ASC 740, a tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur.  The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination.  For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.  The adoption had no effect on the Company’s consolidated financial statements.

Foreign currency translation and comprehensive income

U.S. GAAP requires that recognized revenue, expenses, gains and losses be included in net income.  Certain statements, however, require entities to report specific changes in assets and liabilities, such as gain or loss on foreign currency translation, as a separate component of the equity section of the balance sheet.  Such items, along with net income, are components of comprehensive income.  The functional currency of the Company is Renminbi (“RMB”).  The unit of RMB is in Yuan.  Translation gains are classified as an item of other comprehensive income in the stockholders’ equity section of the consolidated balance sheet.

Statement of cash flows

In accordance with FASB ASC Topic 230, “Statement of Cash Flows,” cash flows from the Company’s operations are calculated based upon the local currencies.  As a result, amounts related to assets and liabilities reported on the consolidated statement of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.

Discontinued operations

Certain prior period amounts have been reclassified in these consolidated financial statements to conform to the 2011 presentation of discontinued operations of the VIE Group for the deep processed grain business. See Note 1 and 3 for additional information.

Reclassifications

Except for the classification for discontinued operations, certain classifications have been made to the prior year financial statements to conform to the current year presentation.  The reclassifications have no impact on the Company’s 2010 consolidated statement of operations and retained earnings.

Recent pronouncements

In January 2010, FASB issued an amendment regarding improving disclosures about fair value measurements. This new guidance requires some new disclosures and clarifies some existing disclosure requirements about fair value measurement. The new disclosures and clarifications of existing disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements. Those disclosures are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. There was no impact from the adoption of this guidance to our consolidated financial position or results of operations as the amendment only addresses disclosures.

In April 2010, FASB issued an amendment to Stock Compensation. The amendment clarifies that an employee stock-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity’s equity shares trades should not be considered to contain a condition that is not a market, performance, or service condition. Therefore, an entity would not classify such an award as a liability if it otherwise qualifies as equity. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2010. The adoption of this guidance had no impact on our consolidated financial position or results of operations since our stock-based payment awards have an exercise price denominated in the same currency of the market in which our Company shares are traded.

In May 2011, FASB issued an amendment (ASU No. 2011-04) to Fair Value Measurement (ASC Topic 820). In 2006, the FASB and the International Accounting Standards Board (IASB) published a Memorandum of Understanding, which has served as the foundation of the Board’s efforts to a common set of high quality global accounting standards. Consistent with the Memorandum of Understanding and the Board’s commitment to achieving the goal, the amendments in this Update are the result of the work by the FASB and the IASB to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. The adoption of this guidance had no impact on our consolidated financial position or results of operations.

In May 2011, FASB issued an amendment (ASU No. 2011-05) to Comprehensive Income (ASC Topic 220). The amendment require that all nonowner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. The Company had adopted this guidance to our consolidated financial statements as of and for the year ended December 31, 2011.

In September 2011, FASB issued an amendment (ASU No. 2011-08) to Intangibles–Goodwill and Other (ASC Topic 350). The amendments in the Update permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit, as described in paragraph 350-20-35-4. If the carrying amount of a reporting unit exceeds its fair value, then the entity is required to perform the second step of the goodwill impairment test to measure the amount of the impairment loss, if any, as described in paragraph 350-20-35-9. The Company had adopted this guidance to our consolidated financial statements as of and for the year ended December 31, 2011.

In December 2011, FASB issued an Update (ASU No. 2011-10) to Property, Plant, and Equipment (ASC Topic 360). Under the amendments in this Update, when a parent (reporting entity) ceases to have a controlling financial interest (as described in Subtopic 810-10) in a subsidiary that is in substance real estate as a result of default on the subsidiary’s nonrecourse debt, the reporting entity should apply the guidance in Subtopic 360-20 to determine whether it should derecognize the in substance real estate. Generally, a reporting entity would not satisfy the requirements to derecognize the in substance real estate before the legal transfer of the real estate to the lender and the extinguishment of the related nonrecourse indebtedness. That is, even if the reporting entity ceases to have a controlling financial interest under Subtopic 810-10, the reporting entity would continue to include the real estate, debt, and the results of the subsidiary’s operations in its consolidated financial statements until legal title to the real estate is transferred to legally satisfy the debt. The adoption of this guidance had no impact on our consolidated financial position or results of operations.

In December 2011, FASB issued an Update (ASU No. 2011-11) to Balance Sheet (ASC Topic 210) regarding disclosures about offsetting assets and liabilities. Pursuant to this Update, entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This scope would include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. The adoption of this guidance had no impact on our consolidated financial position or results of operations.